VGOF-P12 03/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.

Effective March 1, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of Western Asset Corporate Bond Fund, Western Asset Long Credit VIT and Western Asset Short Duration Income ETF:

a.	The following replaces the reference to S. Kenneth Leech in the section titled “Management – Investment professionals” in each fund’s Summary Prospectus and Prospectus:

Investment professional	Title	Investment professional of the fund since
Molly Schwartz	Portfolio Manager	March 2024

b.	The following replaces the reference to S. Kenneth Leech in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Molly Schwartz	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.

The following replaces, with respect to each fund, all references to S. Kenneth Leech in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in each fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Molly Schwartz*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	10	3.72	None	None
	Other Accounts	102	43.72	4	1.07

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Ms. Schwartz will join the portfolio management team on March 1, 2024.

d.

The following replaces, with respect to each fund, all references to S. Kenneth Leech in the section titled “Investment Professionals – Investment Professional Securities Ownership” in each fund’s SAI:

Investment Professional	Dollar Range of Ownership of Securities ($)
Molly Schwartz*	None

*	The information is as of January 31, 2024.

II.	Effective March 1, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of Western Asset Variable Global High Yield Bond Portfolio:

a.	The following replaces the reference to S. Kenneth Leech in the section titled “Management – Investment professionals” in the fund’s Summary Prospectus and Prospectus:

Investment professional	Title	Investment professional of the fund since
Ryan Kohan	Head of Bank Loans and Portfolio Manager	March 2024
Mark Hughes	Portfolio Manager	March 2024

b.	The following replaces the reference to S. Kenneth Leech in the section titled “More on fund management – Investment professionals” in the fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Ryan Kohan	Head of Bank Loans, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024
Mark Hughes	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.	The following replaces the reference to S. Kenneth Leech in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Mark Hughes*	Registered Investment Companies	1	0.85	None	None
	Other Pooled Investment Vehicles	14	2.20	3	0.32
	Other Accounts	31	2.62	None	None

Ryan Kohan*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	24	9.40	7	1.44
	Other Accounts	25	7.40	1	0.36

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Messrs. Hughes and Kohan will join the portfolio management team on March 1, 2024.

d.	The following replaces, with respect to the fund, the reference to S. Kenneth Leech in the section titled “Investment Professionals – Investment Professionals Securities Ownership” in the fund’s SAI:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Mark Hughes*	None
Ryan Kohan*	None

*	The information is as of January 31, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Western Asset Short Duration Income ETF	August 1, 2023

LEGG MASON PARTNERS INCOME TRUST

Western Asset Corporate Bond Fund	May 1, 2023

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Long Credit VIT	April 21, 2023

Western Asset Variable Global High Yield Bond Portfolio	May 1, 2023

Please retain this supplement for future reference.

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